FORM 13F COVER PAGE

"Report for the Quarter ended: September 30, 2010"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the "person signing the report is authorized to submit it, that "
"all information contained herein is true, correct and"
"complete, and that it is understood that all required"
"items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Stanway
Title: Compliance Officer
Phone: 00 44 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Stanway, London United Kingdom, November 4, 2010"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
" this report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report & a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 60
"Form 13F Information Table Value Total: $1,345,571 (thou)"

FORM 13F INFORMATION TABLE

AGRIUM INC	COM	008916108	1324	17670	SH		SOLE		17670
ALLSCRIPT MISYS HEALTCAR SOL	COM	01988P108	185	10000	SH		SOLE		10000
AMERICAN INTL GRP INC	COM NEW	26874784	1563	40000	SH		SOLE		40000
ANNALY CAP MGMT INC	COM	035710409	664	37775	SH		SOLE		37775
APPLE INC	COM	037833100	207	731	SH		SOLE		731
AMAZON COM INC	COM	G0450A105	360	4300	SH		SOLE		4300
AUTOMATIC DATA PROCESSING IN	COM	053015103	1130	26870	SH		SOLE		26870
BARRICK GOLD CORP	COM	067901108	47410	1023445	SH		SOLE		1023445
BAXTER INTL INC	COM	71813109	1193	25000	SH		SOLE		25000
BERKSHIRE HATHAWAY INC DEL	CL B	084670207	2317	28030	SH		SOLE		28030
BLOCK H & R INC	COM	093671105	18759	1449726	SH		SOLE		1449726
BP PLC	SPONSORED ADR	055622104	292	7080	SH		SOLE		7080
CENOVUS ENERGY INC	COM	15135U109	1152	40000	SH		SOLE		40000
CHIMERA INVT CORP	COM	16934Q109	3290	835700	SH		SOLE		835700
CHINA INFORMATION SEC TECH I	COM	16944F101	2527	520000	SH		SOLE		520000
Chunghwa Telecom	SPONS ADR NEW	17133Q304	1830	81640	SH		SOLE		81640
CISCO SYS INC	COM	17275R102	63067	2879130	SH		SOLE		2879130
CITIGROUP INC	COM	172967101	976	250000	SH		SOLE		250000
Clean Deisel Tech	COM NEW	18449C302	899	1196012	SH		SOLE		1196012
COMCAST CORP NEW	CL A	20030N101	1031	57000	SH		SOLE		57000
CONOCOPHILLIPS	COM	20825C104	22564	392861	SH		SOLE		392861
COWEN GROUP INC NEW	CL A	223622101	1327	405200	SH		SOLE		405200
CREXUS INVT CORP	COM	226553105	7095	590250	SH		SOLE		590250
NORTHERN TR CORP	COM	24702R101	3241	250000	SH		SOLE		250000
DEVON ENERGY CORP NEW	COM	25179M103	1554	24000	SH		SOLE		24000
DR PEPPER SNAPPLE GROUP INC	COM	26138E109	2861	80550	SH		SOLE		80550
DRDGOLD LIMITED	SPON ADR NEW	26152H301	177	34015	SH		SOLE		34015
DUN & BRADSTREET CORP DEL NE	COM	26483E100	1484	20000	SH		SOLE		20000
EXELON CORP	COM	30161N101	1320	31000	SH		SOLE		31000
SINOCOKING COAL & COKE CH IN	COM	30231G102	13350	216032	SH		SOLE		216032
FOOT LOCKER INC	COM	344849104	683	47000	SH		SOLE		47000
GENERAL ELECTRIC CO	COM	369604103	3139	193350	SH		SOLE		193350
Gold Fields Ltd New	SPONS ADR	38059T106	36042	2362620	SH		SOLE		2362620
IRON MTN INC	COM	462846106	3349	150000	SH		SOLE		150000
IVANHOE MINES LTD	COM	46579N103	3177	135100	SH		SOLE		135100
JOHNSON & JOHNSON	COM	478160104	185391	2992886	SH		SOLE		2992886
JPMORGAN CHASE & CO	COM	46625H100	2283	60000	SH		SOLE		60000
KRAFT FOODS INC	CL A	50075N104	246678	7992212	SH		SOLE		7992212
KROGER CO	COM	501044101	68489	3162030	SH		SOLE		3162030
MARSH & MCLENNAN COS INC	COM	571748102	370	15350	SH		SOLE		15350
MCDONALDS CORP	COM	580135101	410	5500	SH		SOLE		5500
MEDTRONIC INC	COM	585055106	8532	254260	SH		SOLE		254260
MGT CAPITAL INVTS INC	COM	55302P103	39	135000	SH		SOLE		135000
MICROSOFT CORP	COM	594918104	48487	1981092	SH		SOLE		1981092
MONSANTO CO NEW	COM	61166W101	732	15275	SH		SOLE		15275
NEWMONT MINING CORP	COM	651639106	4367	69545	SH		SOLE		69545
NORTHERN TR CORP	COM	665859104	1687	35000	SH		SOLE		35000
PFIZER INC	COM	717081103	209225	12182146	SH		SOLE		12182146
PHILIP MORRIS INTL INC	COM	718172109	1398	24950	SH		SOLE		24950
RACKSPACE HOSTING 	COM	750086100	466	18000	SH		SOLE		18000

REDWOOD TR INC	COM	758075402	2260	156315	SH		SOLE		156315
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	405	6895	SH		SOLE		6895
SAIC INC	COM	78390X101	1598	100000	SH		SOLE		100000
TEXAS INSTRS INC	COM	882508104	185936	6848674	SH		SOLE		6848674
VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	466	18757	SH		SOLE		18757
VULCAN MATLS CO	COM	929160109	1661	45000	SH		SOLE		45000
WALGREEN CO	COM	931422109	209	6250	SH		SOLE		6250
WAL MART STORES INC	COM	931142103	116172	2170429	SH		SOLE		2170429
WELLS FARGO & CO NEW	COM	949746101	4772	190000	SH		SOLE		190000
YAHOO INC	COM	984332106	1999	141000	SH		SOLE		141000